Current and long-term debt - Schedule of debt rollforward by facility (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2024	$ 861,967
Carrying Value as of December 31, 2025	619,204
Current	(19,121)	$ (131,389)
Non-Current	(600,083)	$ (665,887)
2021 Ocean Yield Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2025	52,200
Gross carrying amount
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2024	877,993
Drawdowns	200,000
Repayments	(449,720)
Other Activity	(155)
Carrying Value as of December 31, 2025	628,428
Current	(19,197)
Non-Current	(609,231)
Gross carrying amount | 2023 $225.0 Million Revolving Credit Facility
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2024	165,675
Drawdowns	0
Repayments	(92,305)
Other Activity	0
Carrying Value as of December 31, 2025	73,370
Current	0
Non-Current	(73,370)
Gross carrying amount | 2023 $49.1 Million Credit Facility
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2024	41,010
Drawdowns	0
Repayments	(13,846)
Other Activity	0
Carrying Value as of December 31, 2025	27,164
Current	0
Non-Current	(27,164)
Gross carrying amount | 2023 $117.4 Million Credit Facility
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2024	91,883
Drawdowns	0
Repayments	(51,023)
Other Activity	0
Carrying Value as of December 31, 2025	40,860
Current	0
Non-Current	(40,860)
Gross carrying amount | 2023 $1.0 Billion Credit Facility
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2024	351,213
Drawdowns	0
Repayments	(137,620)
Other Activity	0
Carrying Value as of December 31, 2025	213,593
Current	0
Non-Current	(213,593)
Gross carrying amount | 2023 $94.0 Million Credit Facility
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2024	83,242
Drawdowns	0
Repayments	(28,998)
Other Activity	0
Carrying Value as of December 31, 2025	54,244
Current	0
Non-Current	(54,244)
Gross carrying amount | Ocean Yield Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2024	22,209
Drawdowns	0
Repayments	(3,141)
Other Activity	(129)
Carrying Value as of December 31, 2025	19,197
Current	(19,197)
Non-Current	0
Gross carrying amount | 2021 Ocean Yield Lease Financing
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2024	52,216
Drawdowns	0
Repayments	(52,216)
Other Activity	0
Carrying Value as of December 31, 2025	0
Current	0
Non-Current	0
Gross carrying amount | Unsecured Senior Notes Due 2025
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2024	70,545
Drawdowns	0
Repayments	(70,571)
Other Activity	(26)
Carrying Value as of December 31, 2025	0
Current	0
Non-Current	0
Gross carrying amount | Unsecured Senior Notes Due 2030
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2024	0
Drawdowns	200,000
Repayments	0
Other Activity	0
Carrying Value as of December 31, 2025	200,000
Current	0
Non-Current	(200,000)
Deferred financing fees
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2024	15,754
Drawdowns	3,451
Repayments	0
Other Activity	10,057
Carrying Value as of December 31, 2025	9,148
Current	0
Non-Current	(9,148)
Deferred financing fees | Unsecured Senior Notes Due 2025
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2025	400
Deferred financing fees | Unsecured Senior Notes Due 2030
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2025	2,900
Prepaid interest expense
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2024	272
Drawdowns	0
Repayments	196
Other Activity	0
Carrying Value as of December 31, 2025	76
Current	(76)
Non-Current	0
Net carrying amount
Reconciliation of Changes in Borrowings [Roll Forward]
Carrying Value as of December 31, 2024	861,967
Drawdowns	196,549
Repayments	(449,524)
Other Activity	(10,212)
Carrying Value as of December 31, 2025	619,204
Current	(19,121)
Non-Current	$ (600,083)